Financial assets and liabilities	6 Months Ended
Jun. 30, 2024
Financial assets and liabilities
Financial assets and liabilities

10.     Financial assets and liabilities

At June 30, 2024, the Group’s net debt and available liquidity was as set out below:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency
		m			m	$'m	$'m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	482	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	535	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan Facility	Various	356	06-Aug-26	Revolving	—	187	169
Lease obligations	Various	—	Various	Amortizing	—	398	—
Other borrowings	Various	—	Rolling	Amortizing	—	46	—
Total borrowings						3,898	169
Deferred debt issue costs						(23)	—
Net borrowings						3,875	169
Cash, cash equivalents and restricted cash						(236)	236
Derivative financial instruments used to hedge foreign currency and interest rate risk						18	—
Net debt / available liquidity						3,657	405

The fair value of the Group’s total borrowings, excluding lease obligations at June 30, 2024 is $3,082 million (December 31, 2023: $2,939 million).

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in areas such as the incurrence of additional indebtedness (primarily maximum secured borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens.

The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are of a nature customary for such facilities.

At December 31, 2023 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	497	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	553	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan Facility	Various	369	06-Aug-26	Revolving	—	—	369
Lease obligations	Various	—	Various	Amortizing	—	408	—
Other borrowings	Various	—	Rolling	Amortizing	—	54	—
Total borrowings						3,762	369
Deferred debt issue costs						(28)	—
Net borrowings						3,734	369
Cash, cash equivalents and restricted cash						(443)	443
Derivative financial instruments used to hedge foreign currency and interest rate risk						21	—
Net debt / available liquidity						3,312	812

The maturity profile of the Group’s net borrowings is as follows:

	At June 30,	At December 31,
	2024	2023
	$'m	$'m
Within one year or on demand	285	94
Between one and three years	770	175
Between three and five years	1,171	1,791
Greater than five years	1,672	1,702
Total borrowings	3,898	3,762
Deferred debt issue costs	(23)	(28)
Net borrowings	3,875	3,734

Earnout Shares and Private and Public Warrants

Please refer to note 12 for further details about the recognition and measurement of the Earnout Shares as well as the Private and Public Warrants.

Financing activity

Lease obligations at June 30, 2024 of $398 million (December 31, 2023: $408 million), primarily reflects $44 million of principal repayments and $4 million of foreign currency movements, partly offset by $38 million of new lease liabilities, in the six months ended June 30, 2024.

At June 30, 2024, the Group had cash drawings of $187 million (December 31, 2023: $nil) on the Global Asset Based Loan Facility, which has a maximum cash capacity of $408 million when sufficient working capital is available to fully collateralize the facility. Working capital collateralization limited the available borrowing base to $169 million at June 30, 2024.

Fair value methodology

There has been no change to the fair value hierarchies for determining and disclosing the fair value of financial instruments.

Fair values are calculated as follows:

(i)	Senior Secured Green and Senior Green Notes – the fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(ii)	Global Asset Based Loan Facility and other borrowings – the fair values of the borrowings in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(iii)	Cross currency interest rate swaps (“CCIRS”) – The fair values of the CCIRS are based on quoted market prices and represent Level 2 inputs.
(iv)	Commodity and foreign exchange derivatives – the fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.
(v)	Earnout Shares, Private and Public Warrants – the fair values of the Earnout Shares and Private Warrants are based on valuation techniques using an unobservable volatility assumption which represents Level 3 inputs, whereas the fair value of the Public Warrants is based on an observable market price and represents a Level 1 input.

Foreign currency derivative financial instruments

Cash of $6 million was received in the three months ended June 30, 2024 (2023: $1 million) and $1 million in the six months ended June 30, 2024 (2023: $11 million paid) in respect of settlement of derivative financial instruments used to hedge a portion of the Group’s foreign currency translation risk arising from the Group operating in a number of currencies. This is presented as settlement of foreign currency derivative financial instruments in the Consolidated Interim Statement of Cash Flows.

Cross currency interest rate swaps

The Group hedges certain of its borrowing and interest payable thereon using CCIRS, with a net liability position at June 30, 2024 of $18 million (December 31, 2023: $21 million net liability).